Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net loss	$ 3,492,250	$ (8,627,589)	$ (2,073,281)	$ (10,417,639)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	515,537	358,037	927,774	1,710,881
Impairment loss		245,674	260,674	4,158,243
Loss from extinguishment of related party debt				78,508
Fair value of shares issued for debt settlement/modification				1,470,836
Fair value of commitment shares			108,096
Loss on acquisition of RCVD		2,995,000
Fair value of shares issued for services		152,000	152,000
Penalty on convertible debt		108,096
Loss from extinguishment of debt		1,140,446	1,140,446
Depreciation expense	87,250	89,241	89,241	52,944
Amortization of debt discount		357,376	437,376	458,616
Excess fair value of derivative over carrying balance of debt		108,465	108,465	356,784
Loss from equity-method investment				422,493
Change in fair value derivative	(229,814)	475,114	775,555	33,992
Changes in assets and liabilities
Accounts Receivable	354,604	58,764	58,764	26,802
Prepaid and other current assets	(8,400)	32,383	32,383	52,467
Other non-current assets	(194,529)	(7,808)	(7,808)
Accrued interest			181,066	267,560
Accounts payable and accrued interest	499,375	310,182	(642,223)	(131,739)
Accounts payable and accrued interest-related party	(34,276)	136,970	171,957	460,976
Deferred revenue	(4,521,222)	75,195	(4,193,498)
Accrued interest	731,395	579,183
Contract liability	49,551	305,909	305,909	469,715
Deposit				500
Net cash used in operating activities	741,721	(1,107,362)	(2,167,104)	(528,061)
Cash Flows from investing
Cash acquired from RCVD acquisition		321,920	321,919
Proceeds from disposal of fixed assets		205,096	205,096
Additional expenditures on land	(225,000)	(274,846)	(557,738)
Additions to Construction in Progress on land not owned	(288,138)	(354,070)	(179,700)	(539,935)
Net cash used in investing activities	(513,138)	(101,900)	(210,423)	(539,935)
Cash Flows from Financing Activities
Common stock and warrants sold for cash			50,000	15,000
Common Stock issued for cash		50,000
Series C Preferred Stock issued for cash		250,000	250,000
Common stock issued for warrant exercise				1,300
Dividends paid on Series C Preferred Stock	(91,678)		(11,570)
Cash payments on promissory notes – related party		(318,359)	(308,248)	(390,621)
Cash payments on promissory notes	(565,000)	(60,000)	(330,000)	(131,339)
Cash payments on convertible notes	(177,731)	(270,414)	(240,025)
Cash proceeds from convertible notes		225,000	275,000
Cash proceeds from other loans	190,376	380,938	780,034
Cash proceeds from promissory notes	75,000	465,000	1,115,000	773,250
Cash proceeds promissory notes – Related party	203,541	560,840	888,209	793,187
Net cash provided by financing activities	(365,491)	1,283,005	2,468,400	1,060,777
Net increase (decrease) in Cash	(136,908)	73,743	90,873	(7,219)
Cash, beginning of period	140,247	49,374	49,374	56,590
Cash, end of period	3,339	123,117	140,247	49,374
Supplemental disclosure of cash flow information
Cash paid for interest	41,161	276,963	405,705	137,863
Cash paid for income tax
Non-Cash investing and financing transactions
Corporate expenses paid by related party advances				49,145
Dividend on Series B		1,022,822	1,022,822	60,000
Dividend on Series C	22,630	60,003	60,003
Conversion of related party debt for Series D Preferred shares			1,586,163
Conversion of related party debt				905,859
Conversion of debt for common shares			1,673,851
Debt discount from warrants issued with debt				159,664
Debt discount			351,092	121,694
Commitment shares issued with promissory notes			108,096	202,275
Series A shares issued for the conversion of related party notes payable	9,456,250
Common shares issued with convertible debt	49,126	156,310
Common shares issued with convertible related party		386,023
Debt discount from issuance of new promissory notes		31,939
Debt discount from bifurcated derivative		100,000		$ 140,750
Settlement of derivative liability	282,517	518,646
Convertible debt exchange for related party note payable		182,594
Cashless warrant exercise		$ 267